ORDINARY SHARES (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) Vote $ / shares shares	Dec. 31, 2021 $ / shares shares
ORDINARY SHARES
Number of shares authorized | shares	492,179,086	492,179,086
Par value per share | $ / shares	$ 0.0001	$ 0.0001
Number of votes per share | Vote	1
Dividends declared | $	$ 0